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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Jayhawk Capital Management, L.L.C.
            ------------------------------------------
Address:    5410 West 61st Place, Suite 100
            ------------------------------------------
            Mission, KS 66205
            ------------------------------------------

            ------------------------------------------


Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael D. Schmitz
          --------------------------------------------
Title:    CFO
          --------------------------------------------
Phone:    913-642-2611
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Michael D. Schmitz             Mission, KS                  October 28, 2008
---------------------   --------------------------------------  ----------------
[Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                              -----------------------

Form 13F Information Table Entry Total:                   19
                                              -----------------------

Form 13F Information Table Value Total:      $        18,809
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE
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JAYHAWK CAPITAL MANAGEMENT, L.L.C.
FORM 13F INFORMATION TABLE
9/30/2008

           COLUMN 1                 COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
        --------------         ----------------- ----------- --------- ------------------- ---------- -------- --------------------
                                                               VALUE   SHS OR PRN  SH/PRN  INVESTMENT   OTHER    VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS     CUSIP    (X$1,000)   AMOUNT   PUT/CALL DISCRETION MANAGERS SOLE / SHARED / NONE
        --------------         ----------------- ----------- --------- ---------- -------- ---------- -------- --------------------
CDC Corp                             SHS A       G2022L 10 6    13,749  7,596,330 Sh       Sole       N/A             Sole
ChinaEdu Corp                      SPONS ADR     16945L 10 7     1,347    330,194 Sh       Sole       N/A             Sole
Morgan Stanley Eastern Europe
   Fund                               COM        616988 10 1       345     18,739 Sh       Sole       N/A             Sole
ISHARES INC                        MSCI JAPAN    464286 84 8       287     26,954 Sh       Sole       N/A             Sole
ISHARES INC                      MSCI MALAYSIA   464286 83 0       287     33,149 Sh       Sole       N/A             Sole
ISHARES INC                     MSCI SOUTH KOREA 464286 77 2        3          88 Sh       Sole       N/A             Sole
ISHARES INC                       MSCI SWEDEN    464286 75 6       171      8,350 Sh       Sole       N/A             Sole
ISHARES INC                       MSCI TAIWAN    464286 73 1       266     24,671 Sh       Sole       N/A             Sole
ISHARES TR                       S&P LTN AM 40   464287 39 0       221      5,715 Sh       Sole       N/A             Sole
ISHARES INC                       MSCI BRAZIL    464286 40 0       259      4,599 Sh       Sole       N/A             Sole
ISHARES INC                      MSCI AUSTRALIA  464286 10 3       182      8,873 Sh       Sole       N/A             Sole
ISHARES INC                      MSCI UTD KINGD  464286 69 9       268     16,085 Sh       Sole       N/A             Sole
ISHARES INC                      MSCI EMU INDEX  464286 60 8       262      6,600 Sh       Sole       N/A             Sole
ISHARES INC                      MSCI THAILAND   464286 62 4       187      5,417 Sh       Sole       N/A             Sole
AMERICAN INTL GROUP INC               CALL       026874 90 7        2         215 Call     Sole       N/A             Sole
GOLDMAN SACHS GROUP INC               CALL       38141G 90 4       383        100 Call     Sole       N/A             Sole
MERRILL LYNCH & CO INC                CALL       590188 90 8       11         170 Call     Sole       N/A             Sole
CHINA CABLECOM HOLDINGS LTD           SHS        G21176 10 5       300    127,780 Sh       Sole       N/A             Sole
CHINA SKY ONE MED INC                 COM        16941P 10 2       279     23,000 Sh       Sole       N/A             Sole